Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation	Principles of consolidation The consolidated financial statements include the accounts of the Group and its subsidiaries. All inter-Group transactions and balances are eliminated upon consolidation.
Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities including provision for credit losses, and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from these estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include the estimates of provision for credit losses.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing net income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during period presented. Diluted income per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.
Foreign currency translation and transaction

Foreign currency translation and transaction

The Group uses Hong Kong Dollar (“HKD”) as its reporting currency. The functional currency of Galaxy Payroll BVI is United States Dollar (“US$”) and its subsidiaries which are incorporated in Hong Kong, Cayman, Macau, Taiwan and China is HKD, USD, MOP, NTD and RMB, respectively, which are their respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Group, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the income statements during the year in which they occur.

Convenience translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from HKD into US$ as of June 30, 2024 are solely for the convenience of the readers and are calculated at the rate of US$1.00=7.8083, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on June 28, 2024. No representation is made that the HKD amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Group.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobserved and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the balance sheets at face value or cost because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Revenue recognition

Revenue recognition

The Group adopted ASC Topic 606, Revenue from Contracts with Customers. The five-step model defined by ASC Topic 606 requires the Group to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts and (5) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised goods or services are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods or services.

Revenues are recognized when control of the promised services and deliverables are transferred to the Group’s clients in an amount that reflects the consideration the Group expects to be entitled to and receive in exchange for services and deliverables rendered.

The Group has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Group elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Group expects that, upon the inception of revenue contracts, the period between when the Group transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

As a practical expedient, the Group elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Group otherwise would have recognized is one year or less.

The Group generates revenues from fees charged for the services (payroll outsourcing services, employment services and consultancy and market research services) provided to its clients.

There are three revenue streams within the Group’s operations: payroll outsourcing services, employment services, and consultancy and market research services.

Employment services

Employment services

For the employment services, the Group (i) employs candidates who are sourced by the customers themselves under the name of the Group’s entities or under the name of the Group’s in-country partners and then the Group seconds the employees back to the customers; (ii) handles the seconded employees’ payroll and other administrative matters as their employer of records directly or through its in-country partners; and (iii) makes sure the employment is complied with the Labor Law in the respective jurisdictions.

The performance obligations in the agreements are generally combined into one performance obligation, as they are considered a series of distinct services, and are satisfied over time because the client simultaneously receives and consumes the benefits provided as the Group performs the services. The Group uses the output method based on a fixed fee per employee serviced to recognize revenue, as the value to the client of the goods or services transferred to date (e.g. number of payees or number of payrolls processed) appropriately depicts performance towards complete satisfaction of the performance obligation. The fees are typically billed in the period in which services are performed.

The Group considers the guidance in ASC 606 with respect to principal versus agent considerations, in determining the appropriate treatment for the transactions between the Group and the Group’s in-country partners and the customers related to employment of candidates. The classification of transactions under the arrangements is determined based on the nature and contractual terms of the arrangement along with the nature of the operations of the participants. The Group arranges the employment for the Group’s customers who bear the cost of candidates’ salary. The Group collects the payroll and pays the candidate on behalf of its customers. Therefore, the Group acts as an agent in the provision of such services and recognizes the revenue with the gross billings to the customers less the amounts the Group pays to the candidates sourced by the customers.

The service fee for each seconded employee is charged on a monthly basis during the service period based on an agreed percentage of the seconded employee’s monthly remuneration package or at a fixed fee per seconded employee, at an agreed currency exchange rate on the monthly remuneration package for settlement where applicable. The Group usually allows a credit term of 30 days to its customers or the invoices are due upon receipt.

There is no variable consideration, significant financing components or non-cash consideration in the contracts. Accordingly, based on the output methods, the Group recognizes revenues for the employment services on a monthly basis when it satisfies its performance obligations that it renders employment services throughout the contract terms.

There is no contract asset that the Group has right to consideration in exchange for its employment services that the Group has transferred to customers. Such right is not conditional on something other than the passage of time.

Payroll outsourcing services

Payroll outsourcing services

The Group provides payroll outsourcing services to customers. Such services are recognized as a performance obligation satisfied over time when customer simultaneously receives and consumes the benefits provided by the Group using output methods, i.e. to recognize revenue using a time-based method resulting in straight-line revenue recognition.

The performance obligations in the agreements are generally combined into one performance obligation, as they are considered a series of distinct services, and are satisfied over time because the client simultaneously receives and consumes the benefits provided as the Group performs the services. The service fee for the payroll outsourcing services is charged and invoiced on a fixed fee per staff upon completion of each payroll calculation, as the value to the client of the goods or services transferred to date (e.g. number of payees or number of payrolls processed) appropriately depicts performance towards complete satisfaction of the performance obligation. The fees are typically billed in the period in which services are performed. The Group usually allows a credit term of ranging from 30 days to 90 days to its customers.

Therefore, The Group concludes that the monthly payroll outsourcing services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.  The Group recognizes revenue for this type of payroll outsourcing services over time.

There is no variable consideration, significant financing components or non-cash consideration in the contracts. Accordingly, based on the output methods, The Group recognizes revenues for the payroll outsourcing services on a monthly basis when it satisfies its performance obligations that it renders payroll outsourcing services throughout the contract terms.

There is no contract asset that the Group has right to consideration in exchange for its payroll outsourcing services that the Group has transferred to its customers. Such right is not conditional on something other than the passage of time.

Consultancy and market research services

Consultancy and market research services

Beginning July 2021, the Group launched consultancy and market research services to its clients who have an intention to explore the foreign locations without sufficient knowledge of the foreign labor policy and the labor environment. Consultancy and market research services include human capital consulting services and market research services. There are two performance obligations of the Group’s market research services due to the two separate natures of service provided in project basis and monthly basis. The entire transaction prices of each performance obligation are allocated based on the relative estimated stand-alone selling price.

The Group is engaged by its clients for market research services on written agreements. The predetermined fees for market research services are agreed by both the Group and its clients. The transaction price is allocated to two performance obligations including, 1) project basis for consultancy and market research service and 2) monthly basis of human capital consulting service, respectively. There is no variable consideration, significant financing components or noncash consideration in the contracts. The revenues are recognized in the amount that reflects the considerations agreed by the Group and its clients and the Group expects to receive upon the provision deliverables are completed by the Group and delivered to its clients.

For the project basis consultancy and market research services, the Group provides consultation for local policy in advanced level and delivery of country profile reports. The Group recognizes revenues for the project basis consultancy when it performs obligations at a point in time that the provision deliverables are rendered to its clients.

For the monthly basis human capital consulting services, the Group delivers general consultation on different topics as well as Q&A session with local experts on a monthly basis throughout the contract terms. The Group concludes that each monthly service (1) is distinct, (2) meets the criteria for recognizing revenue over time, and (3) has the same method for measuring progress. In addition, the Group concludes that the services provided each month are substantially the same and result in the transfer of substantially the same service to the customers each month. That is, the benefit consumed by the customers is substantially the same for each monthly transaction, even though the exact volume of services may vary each month. Therefore, the Group concludes that the monthly human capital consulting services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. Accordingly, based on the output methods, the Group recognizes revenues for the human capital consulting services on a monthly basis when it satisfies its performance obligations that it renders human capital consulting services throughout the contract terms.

The revenues generated from consulting and market research services are generally based on the fixed fee billing arrangements that require the clients to pay a pre-established fee in exchange for a predetermined set of services. The clients agree to pay a fixed fee periodically over the contract terms as specified in the service agreements.

There is no contract asset that the Group has right to consideration in exchange for its consultancy and market research services that the Group has transferred to its customers. Such right is not conditional on something other than the passage of time.

Cost of Revenues

Cost of Revenues

Cost of revenues consists of in-country partner cost, net exchange difference, employee compensation, related payroll benefits and the Group’s director remuneration which are attributable to the revenue-generating activities.

Related Parties

Related Parties

The Group accounts for related party transactions in accordance with FASB Accounting Standards Codification (ASC) Topic 850 (Related Party Disclosures). A party is considered to be related to the Group if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Group. Related parties also include principal owners of the Group, its management, members of the immediate families of principal owners of the Group and its management and other parties with which the Group may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Cash

Cash

Cash primarily consists of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash also consists of funds earned from the Group’s operating revenues which were held at the third-party platform fund accounts which are unrestricted as to immediate use or withdraw. The Group maintains its bank accounts in the Hong Kong SAR, China, Macau and Taiwan.

Deposits accounts denominated in Hong Kong Dollars, Renminbi or any other currencies at the banks and financial institutions who are the members of Deposit Protection Scheme will be covered up to a limit of HKD500,000 (US$64,034) per depositor per scheme member by Hong Kong Deposit Protection Board in an event of bank failure. As of June 30, 2024 and 2023, the cash was HKD10,855,128 (US$1,390,204) and HKD16,436,490, respectively. Majority of cash is held in the financial institutions in Hong Kong which are insured by Deposit Protection Scheme. The Group’s cash deposits held in financial institutions located in China, Macau and Taiwan are insured with the local regulation mandated on obligatory insurance of bank accounts. The Group has not experienced any losses in bank accounts and believe its credit risk is not significant.

Restricted cash

Restricted cash

Restricted cash represents the deposit pledged to a bank to secure banking facilities granted to the Group. As of June 30, 2023, restricted cash carried at an interest rate of from 0.1% to 4.6% per annum respectively.

Accounts receivable, net

Accounts receivable, net

Accounts receivable represents the service fees earned from the clients but have not yet collected. Accounts receivable is recorded at the original invoice amount less a reserve for estimated credit losses.

On July 1, 2023, the Group adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). ASC 326 requires the application of a credit loss model based prospectively on current expected credit losses (CECL), and replaces the previous model based retrospectively on past incurred losses. The Group adopted ASC 326 using the modified retrospective method for all financial assets measured at amortized cost. Results for reporting periods beginning July 1, 2023 are presented under ASC 326. The Company concludes that there is no impact over the initial adoption of CECL model, which should be treated as cumulative-effect adjustment on accumulated deficits as of June 30, 2023.

The Group estimated its reserve for credit losses using relevant available information from internal and external sources relating to past events including aging schedule of receivables, migration rate of receivables, assessment of receivables due from specific identifiable counterparties that are considered at risk or uncollectible, current conditions and reasonable and supportable forecasts. During the year ended June 30, 2024, the Group recorded HKD101,598 (US$13,012) adjustments for credit losses on the consolidated financial statement related to accounts receivable. As of June 30, 2024, the reserve for credit losses was HKD120,620 (US$15,448) (See Note 4).

Prepayment, deposits and other receivables

Prepayment, deposits and other receivables

Prepayment include the expenses paid in advance to service providers. Deposits consist of security payments made to local in-country partner for the employment services provided and are refundable upon termination of services. Other receivables include remuneration/ Mandatory Provident Fund (“MPF”) payment to be collected from the Group’s customers.

On July 1, 2023, the Group adopted ASC 326 using the modified retrospective method for other receivables recorded in prepayment, deposits and other receivables. There is no impact over the initial adoption of CECL model.

The Group did not have provision for credit losses against other receivables as of June 30, 2024 and 2023, respectively (See Note 5).

Deferred IPO costs

Deferred IPO costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs. As of June 30, 2024, the Group did not conclude its IPO. As of June 30, 2024 and 2023, the accumulated deferred IPO cost was HKD7,334,123 (US$939,272) and HKD4,935,602, respectively.

Long-term rental deposits

Long-term rental deposits

Long-term rental deposits represent security payments made to a lessor for the office lease agreement entered over 1 year. The Group made such security payments upon the commencement of the original lease agreement and extended the lease agreement. The security deposit will be refunded to the Group upon the termination or expiration of the lease agreement as well as the delivery of the vacant leased properties to the lessor by the Group.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Depreciation is computed using the straight-line method after consideration of the estimated useful lives. The estimated useful lives are as follows:

Lesser of Lease Term or Estimated Useful Life
Leasehold improvements	5 years
Furniture and fixtures	5 years
Office equipment	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the statements of operations. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterment, which are expected to extend the useful life of assets, are capitalized. The Group also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable.

The Group assesses the recoverability of the assets based on the non-discounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the assets plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Group would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the years ended June 30, 2024, 2023 and 2022, no impairment of long-lived assets was recognized.

Employee benefits

Employee benefits

Under Hong Kong Mandatory Provident Fund Schemes Ordinance, an employer shall enroll their regular employees in Mandatory Provident Fund Schemes. Regular employees are those who are at between 18 and 65 years of age and have been employed for consecutive 60 days or more. An employer is required to make regular mandatory contributions at least 5% of the employee’s monthly income between HKD7,000 and HKD30,000 and HKD1,500 of the employee’s monthly income over HKD30,000.

The internal employees of the Group’s subsidiary in the PRC are members of state-managed retirement pension schemes operated by the local government. The subsidiary is required to contribute a specified percentage of its payroll costs to the retirement pension scheme to fund the benefits. The only obligation of this subsidiary with respect to the retirement pension scheme is to make the specified contributions.

The Group’s subsidiary in Taiwan also participates in the employee retirement benefits plans in Taiwan in respect of employees solely under the Group’s employment services. The Group is required to make monthly contributions calculated as a percentage of the monthly payroll costs and the government undertakes to assume the retirement benefit obligations of all existing and future retired employees of the Group in Taiwan.

The Group also operates a defined contribution scheme which is a unitized scheme, for eligible employees in Macau.

During the years ended June 30, 2024, 2023 and 2022, the Group provides employee benefits to its employees amounting to HKD703,239 (US$90,063), HKD635,635 and HKD609,710, respectively.

Leases

Leases

Under ASC Topic 842, lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate based on the information available at the lease commencement date. The Group generally uses the base, non-cancellable lease term in calculating the right-of-use assets and lease liabilities.

The Group may recognize the lease payments in the consolidated statements of income on a straight-line basis over the lease terms and variable lease payments in the periods in which the obligations for those payments are incurred, if any. The lease payments under the lease arrangements are fixed.

The Group elected the practical expedients for an entity ongoing accounting and applied the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Group is not able to reasonably certain to exercise upon the lease inception. Accordingly, operating lease right-of-use assets and liabilities do not include leases with a lease term of 12 months or less.

The Group did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

Operating lease expense is recognized on a straight-line basis over the lease term. For the years ended June 30, 2024, 2023 and 2022, the Group’s operating lease expense was HKD1,156,024 (US$148,051), HKD1,177,995 and HKD1,251,597, respectively.

The Group evaluates the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Group has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended June 30, 2024, 2023 and 2022, the Group did not have any impairment loss against its operating lease ROU assets.

Income taxes

Income taxes

Galaxy Payroll BVI, Melkweg Cayman and Melkweg BVI are not subject to tax on income or capital gains under the current laws of the Cayman Islands and British Virgin Islands respectively. In addition, upon payments of dividends by the Melkweg BVI and Galaxy Payroll (HK), Melkweg BVI to the Group’s shareholders, no British Virgin Islands and Cayman Island withholding tax will be imposed.

Galaxy Payroll HK, Galaxy GEO Services, Galaxy Payroll (China) and Galaxy Payroll (TW) are incorporated in and carry trade and business in Hong Kong Special Administrative Region and is subject to Hong Kong profits tax under Inland Revenue Department Ordinance.

No provision for taxation in PRC has been made as the Group’s entities in PRC had no assessable profit for the years ended June 30, 2024, 2023 and 2022.

The Group accounts for income tax in accordance with U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred tax.

The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is charged or credited in the statement of operations, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized upon examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group had no uncertain tax position as of June 30, 2024 and 2023. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2018 to 2024 are subject to examination by any applicable tax authorities. Hong Kong tax returns filed in 2016 to 2024 are subject to examination by any applicable tax authorities. Taiwan tax returns filed in 2018 to 2024 are subject to examination by any applicable tax authorities.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Segment reporting

Segment reporting

The Group operates and manages its business as a single reportable segment, in accordance with ASC 280, Segment Reporting. The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The Group’s CODM assess the Group’s performance and results of operations on a consolidated basis. The Group generates majority of its revenues from clients in Taiwan, Hong Kong and PRC. Accordingly, tabular disclosure regarding geographical segments have been presented under Note 3 – Revenues.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Group’s credit risk with respect to cash and cash equivalents is discussed under “Cash and restricted cash” in this section.

Accounts receivable primarily comprise of amounts receivable from the service clients. Other receivables consist of out-of-pocket payments to be receivable from the service clients. To reduce credit risk, the Group performs on-going credit evaluations of the financial condition of these service clients. The Group establishes a provision for credit losses based upon estimates, factors surrounding the credit risk of specific service clients and other information.

Concentration of customers

As of June 30, 2024, four customers accounted for 29.0%, 23.5%, 21.0% and 18.5%, respectively, of the Group’s total accounts receivable. As of June 30, 2023, three customers accounted for 39.5%, 26.7% and 18.2%, respectively, of the Group’s total accounts receivable.

For the year ended June 30, 2024, three major customers accounted for 23.3%, 22.1% and 12.8%, respectively, of the Group’s total revenues. For the year ended June 30, 2023, three major customers accounted for 36.4%, 14.7% and 13.4%, respectively, of the Group’s total revenues. For the year ended June 30, 2022, two major customers accounted for 28.2% and 10.6%, respectively, of the Group’s total revenues.

Concentration of vendors

As of June 30, 2024 and 2023, one vendor accounted for 100% of the Group’s total account payable.

For the year ended June 30, 2024, three major vendors accounted for 34.4%, 20.7% and 10.4% of the Group’s total in-country partner costs, respectively. For the year ended June 30, 2023, two major vendors accounted for 37.9% and 27.7% of the Group’s total in-country partner costs, respectively. For the year ended June 30, 2022, three major vendors accounted for 54.3%, 12.1% and 10.6% of the Group’s total in-country partner costs, respectively.

Foreign currency exchange risk

There is a linked exchange rate system implemented in Hong Kong to stabilize the exchange rate between the Hong Kong dollar (HKD) and the United States dollar (USD). The value of RMB against the U.S. dollar and other currencies may fluctuate and is affected by, among other things, changes in political and economic conditions and the foreign exchange policy adopted by the PRC government. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. There remains significant international pressure on the PRC government to adopt a more flexible currency policy, which could result in greater fluctuation of the RMB against the U.S. dollar. The Group is a holding Group and it relies on dividends paid by the Group’s operating subsidiaries in China for its cash needs. Any significant revaluation of the RMB may materially and adversely affect its liquidity and cash flows. To the extent that the Group needs to convert U.S. dollars into RMB for its operations, appreciation of the RMB against the U.S. dollar would have an adverse effect on the RMB amount the Group would receive. Conversely, if the Group decides to convert RMB into U.S. dollars for other business purposes, appreciation of the U.S. dollar against the RMB would have a negative effect on the U.S. dollar amount the Group would receive.

Recent accounting pronouncements

Recent accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” This guidance requires a public entity to disclose for each reportable segment, on an interim and annual basis, the significant expense categories and amounts that are regularly provided to the chief operating decision-maker (“CODM”) and included in each reported measure of a segment’s profit or loss. Additionally, it requires a public entity to disclose the title and position of the individual or the name of the group or committee identified as the CODM. This guidance is effective for fiscal years beginning after December 31, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted and the guidance should be applied retrospectively to all periods presented in the financial statements, unless it is impracticable. The Company plans to adopt the provisions of this guidance for the fiscal year ended June 30, 2025.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This guidance requires a public entity to disclose in their rate reconciliation table additional categories of information about federal, state and foreign income taxes and to provide more details about the reconciling items in some categories if the items meet a quantitative threshold. The guidance also requires all entities to disclose annually income taxes paid (net of refunds received) disaggregated by federal (national), state and foreign taxes and to disaggregate the information by jurisdiction based on a quantitative threshold. This guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted, and this guidance should be applied prospectively but there is the option to apply it retrospectively. The Company plans to adopt the provisions of this guidance for the fiscal year ending June 30, 2026.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, consolidated statements of income and comprehensive income and consolidated statements of cash flows.